American Century Investments®
Quarterly Portfolio Holdings
American Century® Sustainable Growth ETF (ESGY)
November 30, 2022

American Century Sustainable Growth ETF - Schedule of Investments
NOVEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.7%
Aerospace and Defense — 0.6%
Lockheed Martin Corp.	85	41,241
Air Freight and Logistics — 0.9%
United Parcel Service, Inc., Class B	298	56,540
Auto Components — 1.0%
Aptiv PLC(1)	623	66,455
Automobiles — 2.4%
Tesla, Inc.(1)	798	155,371
Beverages — 3.2%
Coca-Cola Co.	1,331	84,665
PepsiCo, Inc.	663	122,993
		207,658
Biotechnology — 3.0%
AbbVie, Inc.	706	113,793
Vertex Pharmaceuticals, Inc.(1)	268	84,795
		198,588
Building Products — 2.3%
Johnson Controls International PLC	1,142	75,874
Masco Corp.	1,343	68,198
Trex Co., Inc.(1)	216	9,912
		153,984
Capital Markets — 0.6%
S&P Global, Inc.	108	38,102
Chemicals — 1.4%
Linde PLC(1)	276	92,869
Commercial Services and Supplies — 0.3%
Copart, Inc.(1)	266	17,705
Communications Equipment — 0.7%
Cisco Systems, Inc.	968	48,129
Distributors — 0.2%
Pool Corp.	45	14,824
Electrical Equipment — 0.2%
Eaton Corp. PLC	48	7,845
Generac Holdings, Inc.(1)	67	7,070
		14,915
Electronic Equipment, Instruments and Components — 1.6%
CDW Corp.	199	37,539
Cognex Corp.	301	14,984
Keysight Technologies, Inc.(1)	301	54,448
		106,971
Energy Equipment and Services — 0.9%
Schlumberger Ltd.	1,181	60,881
Entertainment — 1.3%
Electronic Arts, Inc.	296	38,711
Walt Disney Co.(1)	454	44,433
		83,144
Equity Real Estate Investment Trusts (REITs) — 1.0%
ProLogis, Inc.	376	44,289
SBA Communications Corp.	80	23,944
		68,233

Food and Staples Retailing — 0.2%
Kroger Co.	237	11,658
Food Products — 0.6%
Mondelez International, Inc., Class A	569	38,470
Health Care Equipment and Supplies — 2.1%
DexCom, Inc.(1)	180	20,930
Edwards Lifesciences Corp.(1)	617	47,663
IDEXX Laboratories, Inc.(1)	86	36,625
Inari Medical, Inc.(1)	53	3,900
Shockwave Medical, Inc.(1)	91	23,078
Tandem Diabetes Care, Inc.(1)	141	5,929
		138,125
Health Care Providers and Services — 4.4%
Cigna Corp.	217	71,369
Elevance Health, Inc.	41	21,850
UnitedHealth Group, Inc.	356	195,002
		288,221
Hotels, Restaurants and Leisure — 0.8%
Airbnb, Inc., Class A(1)	61	6,231
Booking Holdings, Inc.(1)	10	20,794
Chipotle Mexican Grill, Inc.(1)	16	26,031
		53,056
Household Products — 0.6%
Procter & Gamble Co.	252	37,588
Interactive Media and Services — 6.1%
Alphabet, Inc., Class A(1)	3,973	401,233
Internet and Direct Marketing Retail — 4.9%
Amazon.com, Inc.(1)	3,089	298,212
eBay, Inc.	545	24,765
		322,977
IT Services — 7.4%
Accenture PLC, Class A	235	70,719
Automatic Data Processing, Inc.	74	19,546
Mastercard, Inc., Class A	523	186,397
Okta, Inc.(1)	289	15,409
Snowflake, Inc., Class A(1)	83	11,861
Visa, Inc., Class A	847	183,799
		487,731
Leisure Products — 0.2%
YETI Holdings, Inc.(1)	238	10,684
Life Sciences Tools and Services — 2.3%
Agilent Technologies, Inc.	379	58,737
Danaher Corp.	167	45,660
Illumina, Inc.(1)	128	27,914
West Pharmaceutical Services, Inc.	76	17,834
		150,145
Machinery — 1.5%
Deere & Co.	228	100,548
Multiline Retail — 0.4%
Nordstrom, Inc.	341	7,151
Target Corp.	113	18,879
		26,030
Oil, Gas and Consumable Fuels — 0.7%
ConocoPhillips	357	44,093
Pharmaceuticals — 3.4%
Eli Lilly & Co.	239	88,688

Novo Nordisk A/S, ADR	724	90,210
Zoetis, Inc.	303	46,705
		225,603
Real Estate Management and Development — 0.5%
CBRE Group, Inc., Class A(1)	448	35,661
Road and Rail — 0.9%
Uber Technologies, Inc.(1)	1,161	33,831
Union Pacific Corp.	118	25,657
		59,488
Semiconductors and Semiconductor Equipment — 8.0%
Advanced Micro Devices, Inc.(1)	893	69,324
Analog Devices, Inc.	125	21,489
Applied Materials, Inc.	536	58,746
ASML Holding NV, NY Shares	208	126,489
GLOBALFOUNDRIES, Inc.(1)	273	17,567
Lam Research Corp.	114	53,851
NVIDIA Corp.	1,064	180,061
		527,527
Software — 18.8%
Adobe, Inc.(1)	120	41,392
Cadence Design Systems, Inc.(1)	279	47,999
Crowdstrike Holdings, Inc., Class A(1)	167	19,647
Datadog, Inc., Class A(1)	178	13,489
Fair Isaac Corp.(1)	14	8,676
HubSpot, Inc.(1)	36	10,909
Intuit, Inc.	142	57,878
Microsoft Corp.	3,370	859,822
PagerDuty, Inc.(1)	633	14,078
Salesforce, Inc.(1)	299	47,915
ServiceNow, Inc.(1)	147	61,196
Splunk, Inc.(1)	255	19,808
Workday, Inc., Class A(1)	190	31,901
		1,234,710
Specialty Retail — 3.9%
Home Depot, Inc.	384	124,412
TJX Cos., Inc.	1,080	86,454
Ulta Beauty, Inc.(1)	85	39,512
Williams-Sonoma, Inc.	61	7,131
		257,509
Technology Hardware, Storage and Peripherals — 9.8%
Apple, Inc.	4,355	644,671
Textiles, Apparel and Luxury Goods — 0.6%
Deckers Outdoor Corp.(1)	102	40,686
TOTAL COMMON STOCKS (Cost $7,162,740)		6,562,024
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $13,825)	13,825	13,825
TOTAL INVESTMENT SECURITIES—99.9% (Cost $7,176,565)		6,575,849
OTHER ASSETS AND LIABILITIES — 0.1%		4,605
TOTAL NET ASSETS — 100.0%		$6,580,454

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.